CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
(Loss) income from the operations of the discontinued operations, tax (benefits) expenses	$ 944	$ (321)	$ (3,494)
Gain on deconsolidation of the subsidiaries, tax expense
Gain on disposal of equity method investment, tax expenses		$ 6,027
Gain from discontinued operations, tax (benefits) expenses	$ 944	$ 5,706	$ (3,494)